CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)		12 Months Ended
	Jan. 06, 2015	Dec. 31, 2024	Dec. 31, 2023	Oct. 29, 2021
IfrsStatementLineItems [Line Items]
Principal amount		$ 37,504	$ 62,973
Interest expense		30,000	30,000
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 250,000			$ 250,000
Maturity period	January 6, 2016
Convertible debenture financing amount	12.00%
Conversion price	$ 1.50
Market interest rate	25.00%
Convertible debenture amount	$ 222,006	250,000	250,000
Equity portion of convertible debenture reserve	$ 27,994
Interest expense		30,000	30,000
Accrued interest		$ 299,589	$ 269,589